JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 103 (Amendment No. 104 under the Investment Company Act of 1940) filed electronically on February 25, 2020.
Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan International Equity Funds
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan International Hedged Equity Fund
JPMorgan International Equity Plus Fund